Unaudited Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash used in operating activities	¥ (47,665,237)	$ (6,816,037)	¥ (6,343,017)	¥ (28,401,519)	$ (3,964,700)	¥ 7,234,032	¥ (29,611,617)
Net cash provided by financing activities	55,752,555	7,972,508	53,276,429	41,965,057	5,858,096	(6,029,766)	29,620,180
Net increase in cash and cash equivalents	309,836	44,307	46,933,412	(784,062)	(109,452)	1,204,266	8,563
Cash at the beginning of period	468,731	67,027	1,252,793	1,252,793	174,882	48,527	39,964
Cash at the end of period	778,567	$ 111,334	48,186,205	468,731	$ 67,027	1,252,793	¥ 48,527
Parent Company [Member]
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash used in operating activities	(56,110,016)
Net cash provided by financing activities	56,271,388
Net increase in cash and cash equivalents	161,372
Cash at the beginning of period
Cash at the end of period	¥ 161,372